Carbon Collective Climate Solutions U.S. Equity ETF

Schedule of Investments

April 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Aerospace & Defense - 1.4%
Amprius Technologies, Inc. (a)	4,082	$8,817
Archer Aviation, Inc. - Class A (a)	19,047	158,662
Eve Holding, Inc. (a)	9,495	33,802
Joby Aviation, Inc. (a)	27,626	174,044
Vertical Aerospace Ltd. (a)	2,896	10,715
		386,040

Auto Manufacturers - 11.7%
Hyliion Holdings Corp. (a)	5,458	8,242
Li Auto, Inc. - ADR (a)	40,871	996,844
Lotus Technology Inc - ADR (a)	21,288	34,699
Lucid Group, Inc. (a)	105,586	265,021
NIO, Inc. - ADR (a)	73,127	296,164
Polestar Automotive Holding UK PLC - ADR (a)	75,228	78,237
Rivian Automotive, Inc. - Class A (a)	39,865	544,556
Vinfast Auto Ltd. (a)	82,775	283,090
XPeng, Inc. - ADR (a)	33,563	624,272
ZEEKR Intelligent Technology Holding Ltd. - ADR (a)	8,888	191,092
		3,322,217

Auto Parts & Equipment - 0.4%
Ads-Tec Energy PLC (a)	1,593	21,745
Microvast Holdings, Inc. (a)	11,317	21,842
QuantumScape Corp. (a)	19,040	74,446
		118,033

Building Materials - 15.6%
AAON, Inc.	2,885	263,314
Apogee Enterprises, Inc.	824	32,688
Carrier Global Corp.	22,304	1,394,892
Johnson Controls International PLC	17,769	1,490,819
Lennox International, Inc.	1,273	696,013
LSI Industries, Inc.	963	14,532
Owens Corning	3,011	437,829
Tecnoglass, Inc.	1,645	117,239
		4,447,326

Chemicals - 0.1%
Daqo New Energy Corp. - ADR (a)	2,304	29,353

Commercial Services - 5.4%
Quanta Services, Inc.	5,182	1,516,720
Willdan Group, Inc. (a)	461	18,071
		1,534,791

Distribution & Wholesale - 1.3%
Hudson Technologies, Inc. (a)	1,416	9,473
LKQ Corp.	9,091	347,367
		356,840

Electric - 3.6%
Ameresco, Inc. - Class A (a)	1,632	17,348
Brookfield Renewable Corp.	6,336	180,323
Clearway Energy, Inc. - Class A	7,503	205,207
Enlight Renewable Energy Ltd. (a)	15,943	260,030
Oklo, Inc. (a)	4,867	115,543
Ormat Technologies, Inc.	2,145	155,727
ReNew Energy Global PLC - Class A (a)	13,153	83,916
		1,018,094

Electrical Components & Equipment - 1.0%
Acuity, Inc.	1,098	267,484
ChargePoint Holdings, Inc. (a)	13,513	8,416
Novonix Ltd. - ADR (a)	6,242	7,053
		282,953

Electronics - 4.6%
Badger Meter, Inc.	1,046	230,978
Hubbell, Inc.	1,897	688,952
Itron, Inc. (a)	1,603	178,398
KULR Technology Group, Inc. (a)	10,073	12,591
NEXTracker, Inc. - Class A (a)	5,102	207,192
		1,318,111

Energy-Alternate Sources - 3.6%
Array Technologies, Inc. (a)	4,438	21,214
Ballard Power Systems, Inc. (a)	9,101	11,103
Canadian Solar, Inc. (a)	1,892	17,066
Energy Vault Holdings, Inc. (a)	4,720	3,531
Enphase Energy, Inc. (a)	4,683	208,815
Eos Energy Enterprises, Inc. (a)	8,015	41,838
First Solar, Inc. (a)	3,798	477,864
Fluence Energy, Inc. (a)	6,620	27,076
FutureFuel Corp.	1,393	5,725
Gevo, Inc. (a)	8,416	9,258
JinkoSolar Holding Co. Ltd. - ADR	2,045	35,092
Montauk Renewables, Inc. (a)	4,541	9,536
OPAL Fuels, Inc. - Class A (a)	5,283	9,140
Plug Power, Inc. (a)	33,936	29,613
Shoals Technologies Group, Inc. - Class A (a)	4,929	17,794
SolarEdge Technologies, Inc. (a)	2,081	25,461
Sunrun, Inc. (a)	7,998	55,106
XPLR Infrastructure LP	2,896	23,863
		1,029,095

Engineering & Construction - 1.3%
MYR Group, Inc. (a)	568	69,478
TopBuild Corp. (a)	1,046	309,365
		378,843

Environmental Control - 18.0%
Enviri Corp. (a)	2,474	16,996
GFL Environmental, Inc.	19,812	988,619
PureCycle Technologies, Inc. (a)	6,360	42,676
Republic Services, Inc.	5,472	1,372,104
Waste Connections, Inc.	6,840	1,351,789
Waste Management, Inc.	5,727	1,336,453
		5,108,637

Food - 0.1%
Beyond Meat, Inc. (a)	2,105	5,220
Hain Celestial Group, Inc. (a)	2,939	8,935
Oatly Group AB - ADR (a)	958	9,714
SunOpta, Inc. (a)	3,859	16,671
		40,540

Home Builders - 0.6%
Installed Building Products, Inc.	999	165,664

Household Products & Wares - 0.1%
Quanex Building Products Corp.	1,481	24,348

Internet - 0.1%
Liquidity Services, Inc. (a)	1,098	34,894

Iron & Steel - 6.5%
Commercial Metals Co.	3,948	175,844

Nucor Corp.	8,061	962,242
Radius Recycling, Inc.	878	25,752
Steel Dynamics, Inc.	5,261	682,404
		1,846,242

Leisure Time - 0.1%
Livewire Group, Inc. (a)	6,317	11,307
Niu Technologies - ADR (a)	2,722	9,146
		20,453

Machinery - Construction & Mining - 6.5%
GE Vernova, Inc.	4,464	1,655,341
NANO Nuclear Energy, Inc. (a)	1,197	27,232
NuScale Power Corp. (a)	9,878	163,678
		1,846,251

Machinery - Diversified - 0.9%
GrafTech International Ltd. (a)	8,248	5,221
Watts Water Technologies, Inc. - Class A	1,184	245,976
		251,197

Metal Fabricate & Hardware - 0.8%
Metallus, Inc. (a)	1,357	17,166
Valmont Industries, Inc.	706	207,013
		224,179

Mining - 10.1%
Cameco Corp.	15,312	691,337
Centrus Energy Corp. - Class A (a)	555	38,456
Critical Metals Corp. (a)	2,753	4,432
Denison Mines Corp. (a)	31,769	44,794
Encore Energy Corp. (a)	8,602	12,989
Energy Fuels, Inc. (a)	7,391	33,407
ERO Copper Corp. (a)	5,131	63,984
ioneer Ltd. - ADR (a)	2,807	10,330
IperionX Ltd. - ADR (a)	998	21,936
Lithium Americas Corp. (a)	7,605	21,826
Lithium Argentina AG (a)	5,602	11,484
MAC Copper Ltd. (a)	2,889	25,972
MP Materials Corp. (a)	5,794	141,721
NexGen Energy Ltd. (a)	28,015	146,519
Sigma Lithium Corp. (a)	5,540	44,542
Southern Copper Corp.	15,964	1,429,097
TMC the metals co, Inc. (a)	10,493	32,948
Uranium Energy Corp. (a)	15,280	80,220
Uranium Royalty Corp. (a)	5,899	10,677
Ur-Energy, Inc. (a)	16,917	12,732
		2,879,403

Retail - 0.2%
ATRenew, Inc. - ADR (a)	6,903	17,050
Clean Energy Fuels Corp. (a)	6,910	10,019
EVgo, Inc. (a)	9,277	25,605
		52,674

Software - 5.1%
8x8, Inc. (a)	4,184	7,406
DocuSign, Inc. (a)	7,220	590,235
Kaltura, Inc. (a)	5,400	11,610
Zoom Communications, Inc. (a)	10,822	839,138
		1,448,389

Telecommunications - 0.1%
AudioCodes Ltd.	949	8,902
Preformed Line Products Co.	155	21,292
		30,194
TOTAL COMMON STOCKS (Cost $26,600,152)		28,194,761

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Investment Companies - 0.4%
HA Sustainable Infrastructure Capital, Inc.	4,267	106,590
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $118,593)		106,590

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
First American Government Obligations Fund - Class X, 4.25% (b)	107,809	107,809
TOTAL SHORT-TERM INVESTMENTS (Cost $107,809)		107,809

TOTAL INVESTMENTS - 100.0% (Cost $26,826,554)		28,409,160
Other Assets in Excess of Liabilities - 0.0% (c)		1,818
TOTAL NET ASSETS - 100.0%		$28,410,978

Percentages are stated as a percent of net assets.             –%

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.
(c)	Represents less than 0.05% of net assets.

 Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Carbon Collective Climate Solutions U.S. Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$28,194,761	$—	$—	$28,194,761
Real Estate Investment Trusts	106,590	—	—	106,590
Money Market Funds	107,809	—	—	107,809
Total Investments	$28,409,160	$—	$—	$28,409,160

Refer to the Schedule of Investments for further disaggregation of investment categories.